Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for VIP Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 39.

Christopher Lee is portfolio manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 40.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VIPFCI-13-03  August 1, 2013
1.765122.143

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Initial Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 46:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

Christopher Lee has replaced Benjamin Hesse as the portfolio manager of VIP Financial Services Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 46.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes VIP Financial Services Portfolio ($63 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of VIP Financial Services Portfolio beneficially owned by Mr. Lee was none.

VIPFCB-13-03  August 1, 2013
1.782383.122

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for VIP Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 40.

Christopher Lee is portfolio manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 41.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VIPINVF-13-03  August 1, 2013
1.824639.122

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio,
Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio,
Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Investor Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 47:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

Christopher Lee has replaced Benjamin Hesse as the portfolio manager of VIP Financial Services Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 46.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes VIP Financial Services Portfolio ($63 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of VIP Financial Services Portfolio beneficially owned by Mr. Lee was none.

VIPINVFB-13-03  August 1, 2013
1.827184.116

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Real Estate Portfolio
April 30, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information found in the "Fund Management" section on page 10.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VIPRE-INV-13-01  August 1, 2013
1.918625.101

Supplement to the

Fidelity® Variable Insurance Products

Real Estate Portfolio

Investor Class

A Fund of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 37:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

VIPREB-INV-13-01  August 1, 2013
1.966872.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
Energy Portfolio
April 30, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information found in the "Fund Management" section on page 10.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VNR2-13-01  August 1, 2013
1.832958.106

Supplement to the

Fidelity® Variable Insurance Products

VIP Energy Portfolio

Service Class 2

A Fund of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 37:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

VNR2B-13-01  August 1, 2013
1.833012.106

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Real Estate Portfolio
April 30, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information found in the "Fund Management" section on page 10.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VREA-13-01  August 1, 2013
1.798012.106

Supplement to the

Fidelity® Variable Insurance Products

Real Estate Portfolio

Initial Class, Service Class, and Service Class 2

A Fund of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 36:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

VREAB-13-01  August 1, 2013
1.966871.100